Nota 28 Profit attributable to non-controlling interests (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		€ 117	€ 476
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	[1]	(60)	394
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		130	63
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		45	3
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		4	4
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		2	3
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		€ (3)	€ 8

[1]	(*) The change corresponds mainly to the IAS 29 implementation and the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş completed on May 18, 2022 (see Notes 2.1 and 3).